Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Operating Segments
Reportable segments

	For the year ended December 31, 2024
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,665.5	4,113.6	1,720.9	7,500.0
Less subconsultants and other direct expenses and net revenue inter-segment allocations	238.5	1,072.9	322.0	1,633.4
Total net revenue	1,427.0	3,040.7	1,398.9	5,866.6
Direct payroll costs	670.3	1,354.6	646.0	2,670.9
Project margin	756.7	1,686.1	752.9	3,195.7

	For the year ended December 31, 2023
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,426.5	3,634.5	1,418.6	6,479.6
Less subconsultants and other direct expenses and net revenue inter-segment allocations	180.2	950.4	282.8	1,413.4
Total net revenue	1,246.3	2,684.1	1,135.8	5,066.2
Direct payroll costs	578.9	1,209.0	533.6	2,321.5
Project margin	667.4	1,475.1	602.2	2,744.7

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2024	December 31, 2023	For the year ended December 31,
			2024	2023
	$	$	$	$
		(Note 6.c)
Canada	692.3	541.0	1,665.5	1,426.5
United States	2,020.7	1,848.9	4,113.6	3,634.5
United Kingdom	367.0	163.2	589.3	411.6
Australia	339.3	338.3	415.2	453.3
Other geographies	493.5	158.3	716.4	553.7
	3,912.8	3,049.7	7,500.0	6,479.6

Schedule of Gross Revenue by Services

Gross revenue by services	For the year ended December 31,
	2024	2023
	$	$
Infrastructure	2,040.0	1,723.7
Water	1,567.6	1,368.9
Buildings	1,661.7	1,232.6
Environmental Services	1,491.7	1,410.6
Energy & Resources	739.0	743.8
Total gross revenue from external customers	7,500.0	6,479.6